Stockholder's equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Stockholder's equity

(10) Stockholder’s equity

Common stock

As of December 31, 2019, the Company has authorized for issuance 124,433,107 shares of common stock at $0.00005 par value. Holders of common stock are entitled to one vote per share, and to receive dividends and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders. The holders have no preemptive or other subscription rights. Common stock is subordinate to the preferred stock with respect to dividend rights and rights upon liquidation, winding up and dissolution of the Company.

Convertible preferred stock

Convertible preferred stock at December 31, 2018 consists of the following (in thousands, except share data):

Series	Shares authorized	Shares issued and outstanding	Proceeds, net of issuance costs	Aggregate liquidation amount
Series A	7,320,000	3,660,000	$179	$183
Series A-1	3,000,002	1,500,000	493	500
Series A-2	14,049,876	7,024,937	3,993	4,000
Series B	27,184,683	13,592,338	29,069	29,169
Series C	20,000,000	9,637,965	56,435	56,478
Series D	11,886,839	5,943,415	39,806	46,880
Series E	18,207,257	9,103,617	94,794	95,000

	101,648,657	50,462,272	$224,769	$232,210

Convertible preferred stock at December 31, 2019 consists of the following (in thousands, except share data):

Series	Shares authorized	Shares issued and outstanding	Proceeds, net of issuance costs	Aggregate liquidation amount
Series A	7,320,000	3,660,000	$179	$183
Series A-1	3,000,002	1,500,000	493	500
Series A-2	14,049,876	7,024,937	3,993	4,000
Series B	27,184,683	13,592,338	29,069	29,169
Series C	20,000,000	9,637,965	56,435	56,478
Series D	11,886,839	5,943,415	39,806	50,077
Series E	18,207,257	9,103,617	94,794	95,000

	101,648,657	50,462,272	$224,769	$235,407

The rights, preferences and privileges of the Series A, Series A-1, A-2, Series B, Series C, Series D and Series E convertible preferred stock are as follows:

Voting

Each holder of outstanding shares of Series A, Series A-1, Series A-2, Series B, Series C, Series D and Series E convertible preferred stock shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which such holder’s shares of Series A, Series A-1, Series A-2, Series B, Series C, Series D and Series E are convertible as of the record date. The holders of the Series B, Series C, Series D and Series E convertible preferred stock have certain protective provisions related to the amendment of the Company’s certificate of incorporation and the increase or decrease in the number of authorized shares of their respective convertible preferred stock. Such changes require vote or written consent of the holders voting as a separate series, of at least 60% of the stock outstanding in the case of the Series B convertible preferred stock, a majority of the holders of the Series C convertible preferred stock, a majority of the Series D convertible preferred stock and a majority of the Series E convertible preferred stock.

Dividends

The holders of the Series E convertible preferred stock are entitled to receive, when and if declared by the Board of Directors, a non-cumulative dividend in the amount equal to 8% of the original purchase price ($10.4354 per share). After payment, declaration or setting apart of any dividends declared for the Series E convertible preferred stock, the holders of the Series D convertible preferred stock are entitled to receive a cumulative dividend at the annual rate of $0.538 per share, such dividends being payable only when, as, and if declared by the Board of Directors. After payment, declaration or setting apart of any dividends declared for the Series E and Series D convertible preferred stock, the holders of the outstanding shares of Series B and Series C convertible preferred stock (the ‘Prior Senior Preferred Stock’) are entitled to receive, when and if declared by the Board of Directors, a non-cumulative dividend in the amount equal to 8% of the original purchase price ($2.146 per share for Series B shares and $5.86 per share for Series C shares). After payment, declaration or setting apart of any dividends declared for the Series E convertible preferred stock, Series D convertible preferred stock and Prior Senior Preferred Stock, the holders of the outstanding shares of the Series A, Series A-1, and Series A-2 convertible preferred stock (the ‘Junior Preferred Stock’) are entitled to receive, when and if declared by the Board of Directors, a non-cumulative dividend in the amount equal to 8% of the original purchase price ($0.05 per share for Series A shares, $0.3334 per share for Series A-1 shares and $0.5694 per share for Series A-2 shares). Such dividends are payable in preference to any dividends for common stock declared by the Board of Directors.

As of December 31, 2019, a total of $10.1 million of dividends had accumulated on the Company’s Series D convertible preferred stock. No dividends have been declared or paid to date.

Conversion

Each share of Series A, Series A-1, Series A-2, Series B, Series C, Series D and Series E convertible preferred stock is convertible, at the option of the holder, at any time, into shares of common stock. At December 31, 2018 and 2019, each share of Series A, Series A-1, Series A-2, Series B, Series C, Series D and Series E convertible preferred stock is convertible into one share of common stock. As of December 31, 2018 and 2019, the conversion prices per share for all series of convertible preferred stock were equal to the original issue prices and the rate at which each share would convert into common stock was one-for-one.

In the event that the Company, at any time after the original issuance date of any series of convertible preferred stock, issues additional shares of common stock (including convertible securities) without consideration or for consideration per share that is less than the conversion price of a particular series of preferred stock in effect on the date of and immediately prior to such issuance, then and in such event, the conversion price of that series shall be reduced, concurrently with such issuance.

Each share of Series A, Series A-1, Series A-2, Series B, Series C, Series D and Series E convertible preferred stock will automatically convert into shares of common stock at the then effective conversion price for each such share immediately upon the earlier of (i) the Company’s sale of its common stock in an underwritten public offering pursuant to a registration statement under the Securities Act resulting in aggregate gross proceeds to the Company of at least $70.0 million, or (ii) the date specified by the written consent or agreement of the holders of at least 60% of the then outstanding shares of Series A, Series A-1, Series A-2, Series B, Series C, Series D and Series E convertible preferred stock, voting together as a single class on an as-converted basis.

Liquidation

Upon liquidation, dissolution, or winding up of the Company, or upon a change of control or a sale of substantially all of the Company’s assets, the holders of outstanding Series E convertible preferred stock shall be entitled to receive, prior and in preference to any distribution to the holders of the Series D convertible preferred stock, Prior Senior Preferred Stock, Junior Preferred stock and common stock, an amount per share equal to the greater of (i) the original issue price plus any dividends accrued but unpaid thereon, or (ii) an amount that would have been paid had such share been converted into common stock immediately prior to such liquidation.

After distribution to the Series E convertible preferred stock holders, holders of the Series D convertible preferred stock shall be entitled to receive, an amount per share equal to the greater of (i) the original issue price plus any dividends accrued but unpaid thereon, whether or not declared, together with any other dividends declared but unpaid, or (ii) an amount that would have been paid had such share been converted into common stock immediately prior to such liquidation.

After distribution to the Series D convertible preferred stock holders, holders of the Prior Senior Preferred Stock shall be entitled to receive, prior and in preference to any distribution to the holders of shares of common stock or the Junior Preferred Stock, an amount per share equal to the greater of (i) the original issue price plus any dividends declared but unpaid, or (ii) an amount that would have been paid had such share been converted into common stock immediately prior to such liquidation.

After distribution to the holders of the Prior Senior Preferred Stock, the holders of outstanding Junior Preferred Stock shall be entitled to receive, prior and in preference to any distribution to the holders of shares of common stock, an amount per share equal to the greater of (i) the original issue price plus any dividends declared but unpaid thereon, or (ii) an amount that would have been payable had such share been converted into common stock immediately prior to such liquidation.

The remaining assets will be distributed to holders of the Company’s common stock.

Other matters

The convertible preferred stock is not redeemable.

Warrants to purchase convertible preferred stock

In connection with entering into the TP Loan Agreement (see Note 9 to these consolidated financial statements), the Company issued to TriplePoint Capital LLC a warrant to purchase 136,519 shares of Series C convertible preferred stock at an exercise price set at the lower of: (i) $5.86 per share or (ii) the lowest price per share in the next round of equity financing. The term of the warrant is the greater of seven years from the issuance date or five years from the effective date of an initial public offering. If not exercised prior to or in connection with an initial public offering, upon the consummation of an initial public offering the warrant shall become exercisable to purchase 136,519 shares of the Company’s common stock.

The Company’s convertible preferred stock warrants were recorded to additional paid-in capital at fair value as of the date of issuance using the Black-Scholes valuation model. The fair value of the warrants at issuance was estimated at $0.3 million using the following assumptions: fair value of Series C convertible preferred stock shares on the issuance date of $5.86, risk-free interest rate of 1.45%, contractual term of 7 years, no anticipated dividends, and estimated volatility of 44.2%. The initial amount was accounted for as loan commitment fees and recorded as an asset upon issuance and amortized as interest expense over the term of the commitment, which expired on December 31, 2016.